Long-term investments	6 Months Ended
Jun. 30, 2025
Long-term investments
Long-term investments

8.    Long-term investments

The Group’s long-term investments consisted of the following:

	December 31,	June 30,
	2024	2025
		(Unaudited)
Equity investments:
Equity method investments (i)	1,275,287	864,085
Equity securities using fair value option (ii)	1,103,150	1,103,150
Equity securities without readily determinable fair value (iii)	504,282	500,771
Equity securities with readily determinable fair value	33,865	43,902
Debt investments:
Held-to-maturity debt securities – time deposit	12,086	13,142
Available-for-sale debt securities (iv)	173,918	175,407
Retained asset-backed securities (v)	23,419	10,273
Total	3,126,007	2,710,730

(i) Equity method investments

From 2020 to 2024, the Group made several equity investments, which are accounted for under equity method. Refer to Note 9 to the annual consolidated financial statement contained in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024.

During the six months ended 2024 and 2025, the Group invested in several private funds and entities with a total amount of RMB154,000 and RMB5,760, respectively. The Group does not control but can exercise significant influence over these investees with certain voting rights. Therefore, the Group accounts for these investments under equity method.

During the six months ended June 30, 2024 and 2025, the Group recognized RMB93,089 and RMB380,859 of shares of loss of equity investees, respectively, from these equity method investments.

As of December 31, 2024 and June 30, 2025, none of the Group’s equity method investment, neither individually nor in aggregate, was considered as significant under Reg S-X Rules.

(ii) Equity securities using fair value option

The Group has certain equity securities using fair value option investment. Refer to Note 9 to the annual consolidated financial statement contained in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024.

As of June 30, 2025, the Group valued equity securities using fair value option using a market approach by adopting a backsolve method which benchmarked to recent comparable financing transactions of these investments, and there was no significant change to the carrying value of the investment since December 31, 2024.

(iii) Equity securities without readily determinable fair value

	December 31,	June 30,
	2024	2025
		(Unaudited)
Equity securities without readily determinable fair value:
Initial cost	417,497	417,497
Net cumulative fair value adjustments	86,785	83,274
Carrying value	504,282	500,771

The Group has certain equity investments which are measured under the measurement alternative. During the six months ended June 30, 2024 and 2025, the Group invested RMB113,363 and nil in equity securities without readily determinable fair value, respectively. The Group re-measured these investments based on recent financing transactions of these investees, which were considered as observable transactions, and recorded fair value losses of RMB24,373 and RMB3,511 in investment income during the six months ended June 30, 2024 and 2025.

No impairment charges were recognized for the six months ended June 30, 2024 and 2025.

(iv) Available-for-sale debt securities

	December 31,	June 30,
	2024	2025
		(Unaudited)
Available-for-sale debt securities:
Initial cost	173,918	175,407
Net cumulative fair value adjustments	—	—
Carrying value	173,918	175,407

During the six months ended 2024 and 2025, the Group invested RMB53,208 and RMB1,489 in certain private company, respectively. Since the investment contains certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that are out of the investee’s control and liquidation preference over the rights of common shareholders, it is not considered as common stock or in-substance common stock and is therefore classified as available-for-sale debt investment which is measured at its fair value with the change of fair value recognized as other comprehensive income.

There was no significant change to the fair value of these available-for-sale debt securies investments during the months ended June 30, 2024 and 2025, based on the Company’s fair value assessment. No impairment charges were recognized for the six months ended June 30, 2024 and 2025.

(v) Retained asset-backed securities

In August 2023 and January 2024, the Company, through its wholly owned subsidiary, entered into asset-backed securitization arrangements and securitized receivables arising from auto financing arrangements through the transfer of those assets to third party securitization entities. The securitization entities initially issued debt securities to investors at the total amount of RMB859 million and RMB2,450 million, respectively. The Group provides management, administration and collection services at market rates on the transferred financial assets, but only retains an insignificant economic interest in the securitization entities. As a result, the Group does not have control over the securitization entity and the transferred receivables were derecognized. The Group elects to classify the retained asset-backed securities as trading securities.